Document and Entity Information	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38974
Entity Registrant Name	Biophytis SA
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Sorbonne University—BC 9
Entity Address, Address Line Two	Bâtiment A 4ème étage
Entity Address, Address Line Three	4 pace Jussieu
Entity Address, Postal Zip Code	75005
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Common Stock, Shares Outstanding	1,040,482,402
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001768946
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Auditor Name	KPMG SA	Ernst & Young et Autres
Auditor Firm ID	1253	1704
Auditor Location	Paris La Défense, France	Paris-La Défense, France
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Entity Information
Entity Address, Address Line One	Sorbonne University-BC 9
Entity Address, Postal Zip Code	75005
Entity Address, City or Town	Paris
Entity Address, Country	FR
Contact Personnel Name	Stanislas Veillet
City Area Code	33
Local Phone Number	1 44 27 23 00
ADS
Document Entity Information
Trading Symbol	BPTS
Title of 12(b) Security	American Depositary Shares, each representing 100 ordinary shares
Number of ordinary shares that each ADS represents	100
Security Exchange Name	NASDAQ
Ordinary shares
Document Entity Information
Title of 12(b) Security	Ordinary shares, €0.002 nominal value per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true